Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation.
Schedule of reconciliation of the beginning and ending amount of asset retirement obligation

	Thousands of Yen
	2023	2022
Beginning balance	¥310,929	¥298,994
Liabilities incurred	34,160	2,150
Liabilities settled	(3,838)	(14,639)
Accretion expense	3,095	24,424
Ending balance	¥344,346	¥310,929